Summary of significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of significant accounting policies
Disaggregation Of Revenue

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
	(in thousands)
SaaS subscription and support and maintenance	$57,933	$41,916	$160,989	$112,872
On‑premise subscription	7,849	5,135	18,159	12,224
Recurring revenue	65,782	47,051	179,148	125,096
Perpetual licenses	1,017	2,283	3,811	7,381
Professional services	3,605	5,234	10,066	14,529
Non‑recurring revenue	4,622	7,517	13,877	21,910
Total revenue	$70,404	$54,568	$193,025	$147,006

	Years Ended
	December 31,
($000's)	2019	2018

SaaS subscription and support and maintenance	$159,111	$100,350
On‑premise subscription	16,078	12,690
Recurring revenue	175,189	113,040
Perpetual licenses	9,830	13,316
Professional services	19,008	20,206
Non‑recurring revenue	28,838	33,522
Total revenue	$204,027	$146,562

Contract With Customer Asset And Liability

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
	(in thousands)
Balance, beginning of the period	$157,738	$117,919	$140,710	$100,662
Revenue earned	(50,038)	(39,261)	(147,324)	(116,145)
Deferral of revenue	80,538	54,651	194,852	148,792
Balance, end of the period	$188,238	$133,309	$188,238	$133,309

	Years Ended
	December 31,
($000's)	2019	2018

Balance, beginning of the period	$100,662	$68,048
Revenue earned	(86,220)	(54,955)
Deferral of revenue	126,268	87,569
Balance, end of the period	$140,710	$100,662